Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Cash Distributions
The following cash distributions were declared in the twelve months ended December 31, 2024:

Declaration date	Amount per share (in $)	Payment date
February 2024	0.01	March 2024
March 2024	0.03	April 2024
April 2024	0.03	May 2024
May 2024	0.04	June 2024
June 2024	0.04	July 2024
July 2024	0.05	July 2024
August 2024	0.06	August 2024
September 2024	0.07	September 2024
October 2024	0.10	October 2024
November 2024	0.04	November 2024
December 2024	0.01	January 2025